Business Segments (Segment Financial Information) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
External customer revenues	$ 199.0	$ 207.7	$ 592.2	$ 591.5	$ 775.9	$ 743.9	$ 834.2
Intersegment revenues	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total revenues	199.0	207.7	592.2	591.5	775.9	743.9	834.2
Fuel Costs	5.2	4.6	13.0	12.7	17.5	9.0	17.4
Depreciation and amortization	17.7	19.7	54.1	58.8	73.1	76.1	73.6
Interest expense	18.3	22.6	63.7	74.4	98.0	110.0	107.4
Charge for early redemption of debt	0.0	0.0	(44.9)	(6.4)	(6.5)	(3.3)	(3.1)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	26.5	19.8	23.0	13.7	31.9	(6.5)	12.4
Net loss from continuing operations	35.9	16.7	35.6	12.2	31.2	(1.5)	14.8
Discontinued operations, net of tax	(0.5)	4.3	25.8	29.2	38.9	(93.1)	(500.0)
Net income (loss)	35.4	21.0	61.4	41.4	70.1	(94.6)	(485.2)
Cash capital expenditures	59.0	25.1	122.4	75.8	103.6	121.5	148.5
Total assets (end of year)	1,816.3		1,816.3		1,883.1	2,049.2	2,419.2
Fixed-asset impairment (Note 14)			0.0	2.8	2.8	0.0	23.9
Operating Segments [Member] | Utility [Member]
Segment Reporting Information [Line Items]
External customer revenues	190.9	198.5	569.4	562.9
Intersegment revenues	0.2	0.2	0.8	0.6
Total revenues	191.1	198.7	570.2	563.5
Depreciation and amortization	17.4	19.1	52.9	56.5
Interest expense	6.1	5.8	19.9	20.5
Charge for early redemption of debt			0.0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	37.7	37.5	108.8	73.9
Cash capital expenditures	58.9	20.5	121.1	65.0
Total assets (end of year)	1,779.4		1,779.4		1,819.6
Operating Segments [Member] | Transmission and Distribution [Member]
Segment Reporting Information [Line Items]
External customer revenues					737.8	718.9	806.7
Intersegment revenues					0.9	1.1	1.3
Total revenues					738.7	720.0	808.0
Depreciation and amortization					74.5	75.3	71.0
Interest expense					27.3	30.5	25.4
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest					104.4	88.5	143.0
Cash capital expenditures					93.1	85.6	83.4
Total assets (end of year)					1,819.6	1,695.9	1,710.5
Fixed-asset impairment (Note 14)					0.0		0.0
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
External customer revenues	8.1	9.2	22.8	28.6	38.1	25.0	27.5
Intersegment revenues	0.8	0.7	2.4	2.1	2.9	4.4	5.7
Total revenues	8.9	9.9	25.2	30.7	41.0	29.4	33.2
Depreciation and amortization	0.3	0.6	1.2	2.3	(1.4)	0.8	2.6
Interest expense	12.2	16.8	43.8	53.9	70.7	79.5	82.3
Charge for early redemption of debt			(44.9)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	(11.2)	(17.7)	(85.8)	(60.2)	(72.5)	(95.0)	(130.6)
Cash capital expenditures	0.1	4.6	1.3	10.8	10.5	35.9	65.1
Total assets (end of year)	36.9		36.9		545.9	736.5	1,145.9
Fixed-asset impairment (Note 14)					2.8		23.9
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
External customer revenues	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Intersegment revenues	(1.0)	(0.9)	(3.2)	(2.7)	(3.8)	(5.5)	(7.0)
Total revenues	(1.0)	(0.9)	(3.2)	(2.7)	(3.8)	(5.5)	(7.0)
Depreciation and amortization	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Interest expense	0.0	0.0	0.0	0.0	0.0	0.0	(0.3)
Charge for early redemption of debt			0.0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Cash capital expenditures	$ 0.0	$ 0.0	$ 0.0	$ 0.0	0.0	0.0	0.0
Total assets (end of year)					(482.4)	$ (383.2)	(437.2)
Fixed-asset impairment (Note 14)					0.0		$ 0.0
Other and Eliminations [Member]
Segment Reporting Information [Line Items]
Assets - in 2019 Q3 10Q					$ 63.5